Merger - Schedule of Common Stock Outstanding immediately (Details) - Common Stock [Member] - shares	Jun. 30, 2025	Dec. 31, 2024
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	1,684,510	1,684,510
Common stock of ACAB, net of redemptions [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	7,033	7,033
ACAB Founder Shares, less forfeitures and transfers [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	126,076	126,076
New Abpro shares issued to PIPE investors [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	112,247	112,247
New Abpro shares issued to service providers [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	42,762	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	1,304,107	1,304,107
New Abpro shares transferred to investors [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	72,285	72,285
New Abpro shares issued to settle the promissory note with executive [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	20,000	20,000